Share-Based Compensation - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 30, 2021	May 31, 2021	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Number of options granted				30,000,000		114,000,000
2018 Equity Incentive Plan | Common Class A
Share-based compensation
Share-Based Compensation Arrangement By Share-Based Payment Award Cumulative Annual Increase Percentage			15.00%
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum			3.00%
Number of additional shares authorized for issuance under share-based payment arrangement	63,774,885	94,927,065
Amended 2018 Plan | Common Class A
Share-based compensation
Issuance of ordinary shares (in shares)				13,904,625	37,313,775	13,043,895
Share Options
Share-based compensation
weighted-average period for recognization of unrecognized compensation expense related to share options				20 months 6 days
Unrecognized compensation expense related to share options				$ 22,955
Restricted Share Units
Share-based compensation
Restricted share units granted				102,323,925	62,410,200	236,768,940
Unrecognized compensation expense				$ 32,933
weighted-average period for recognization of unrecognized compensation expense related to share options				36 months 13 days
Restricted Share Units | Amended 2018 Plan
Share-based compensation
Restricted share units granted				102,323,925
Requisite service period				5 years